Note 11 - Income Taxes (Details Textual)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Effective Income Tax Rate Reconciliation, Combined Federal and Provincial Statutory Income Tax Rate, Percent	27.00%	27.00%